Commitments and Contingencies (Details) $ in Thousands	Jun. 30, 2016 USD ($)
Unbilled Receivables, Not Billable, Fiscal Year Maturity [Abstract]
2016	$ 220,755
2017	376,706
2018	198,759
2019	122,306
2020	93,841
2021 and thereafter	217,011
Total	$ 1,229,378